Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Business combination extend acquisition team	1 year
Accumulated other comprehensive loss	$ 2,690	$ 4,000	$ 3,430
Foreign currency	1,000
Goodwill impairment loss	$ 3,663,458	0	0
Amortization period of renovation	5 years
VAT rates range	13.00%
Amount recognized of tax benefit	50.00%
Tax profit	10.00%
Registered capital	50.00%
Advertising expenses	$ 9,900	$ 11,870	$ 2,370
Voting Power [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting interest percentage	50.00%
Segments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segments (in Segment) | Segment	1